Godfrey & Kahn, S.C.
                   Attorneys at Law
                780 North Water Street
              Milwaukee, Wisconsin 53202
              Telephone:  (414) 273-3500
                 Fax:  (414) 273-5198


                     April 28, 2000


VIA EDGAR
Securities and Exchange Commission
450 5th Street, N.W.
Washington, D.C.  20549

     Re:  ICAP Funds, Inc. (the "Fund") (Registration Nos. 33-86006; 811-8850)

Ladies and Gentlemen:

     On behalf of the Fund, please note that in lieu of filing the form of Prospectus and Statement of Additional Information which will be used by the Fund after the effective date of Post-Effective Amendment
No. 11 to the Fund's Registration Statement on Form N-
1A as required by Rule 497(c) under the Securities Act of 1933, in accordance with Rule 497(j) under such Act, we are hereby providing you with notice that (i) the form of Prospectus and Statement of Additional
Information that would have been filed under Rule
497(c) for the Fund would not have differed from the Prospectus and Statement of Additional Information contained in the Fund's Post-Effective Amendment No.
11, and (ii) the text of the Fund's Post-Effective
Amendment No. 11 was filed electronically on April 27,
2000 (with an effective date of May 1, 2000).

     Please do not hesitate to contact me if you have any questions regarding this letter.

                              Very truly yours,

                              GODFREY & KAHN, S.C.

                              /s/ Pamela M. Krill

                              Pamela M. Krill

cc:  Bud Shapiro
     Angela Palmer
     Carol Gehl